Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ENVERIC BIOSCIENCES, INC.
Entity Central Index Key	0000890821
Entity Tax Identification Number	95-4484725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	Riverview II
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	444-8400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	Riverview II
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	444-8400
Contact Personnel Name	Joseph Tucker, Ph.D.